Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:			Company- Selected Measure
Year1 (a)	Summary Compensation Table total for PEO (Jan D. De Witte)1 (b)	Summary Compensation Table total for Former PEO (Peter J. Arduini)[1] (b)	Compensation Actually Paid to PEO (Jan De Witte)[2] (c)	Compensation Actually Paid to Former PEO (Peter J. Arduini)[2] (c)	Average Summary Compensation Table Total for Non-PEO NEOs[1] (d)	Average Compensation Actually Paid to Non-PEO NEOs[2] (e)	Total Shareholder Return[3] (f)	Peer Group Total Shareholder Return[3] (g)	Net Income[4] (millions) (h)	Revenue (millions)[5] (i)

2022	$9,319,913		$8,467,260		$2,971,115	$2,080,890	$96.21	$134.10	$180.6	$1,593.3
2021	$251,773	$9,839,221	$251,773	$12,933,775	$2,503,086	$3,093,831	$114.95	$145.30	$169.1	$1,542.4
2020		$7,740,699		$8,391,087	$1,882,148	$2,197,221	$111.39	$114.41	$133.9	$1,371.9

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	The PEO and Non-PEO NEOs for the applicable years are as follows:•2022: Mr. De Witte served as PEO and Ms. Anderson and Messrs. Davis, McBreen, Schwartz and Coleman served as Non-PEO NEOs
•2021: Mr. De Witte and Mr. Peter J. Arduini served as PEO and Ms. Anderson and Messrs. Davis, McBreen and Coleman served as Non-PEO NEOs
•2020: Mr. Arduini served as PEO and Ms. Anderson and Messrs. Davis, McBreen and Coleman served as Non-PEO NEOs

Adjustment To PEO Compensation, Footnote [Text Block]	The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the PEO and the average of the Non-PEO NEOs:

	2020		2021			2022
Adjustments	Former PEO (Peter J. Arduini)	Average for Other NEOs	Current PEO (Jan. D. De Witte)	Former PEO (Peter J. Arduini)	Average for Other NEOs	Current PEO (Jan De Witte)	Average for Other NEOs

Total Compensation reported in SCT	$7,740,699	$1,882,148	$251,773	$9,839,221	$2,503,086	$9,319,913	$2,971,115
Deduction for Stock and Options Awards reported in SCT	$(6,000,068)	$(1,128,807)		$(7,250,113)	$(1,477,260)	$(7,500,107)	$(1,859,455)
Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings Value reported in SCT	$—	$—	$—	$—	$—	$—	$—
Increase by FV of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined at Applicable FY End	$8,875,367	$1,654,501	$—	$5,560,371	$1,725,068	$6,647,453	$1,402,280
Increase by FV of Awards Granted during Applicable FY that Vested during Applicable FY, Determined at Vesting Date	$—	$—	$—	$2,862,580	$—	$—	$106,875
Increase or Decrease by Change in FV of Outstanding Unvested Prior FY Awards that Remain Unvested at Applicable FY End as Compared to FV as of Prior FY End	$(505,550)	$41,558	$—	$1,476,527	$279,824	$—	$(288,653)
Increase or Decrease by Change in FV of Prior FY Awards that Vested During the Applicable FY as of vesting date as compared to FV as of Prior FY End	$(1,719,360)	$(252,180)	$—	$445,188	$63,113	$—	$(251,272)
Deduction of FV of Prior FY Awards as of Prior FY End that were forfeited during Applicable FY (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by amount of dividends paid on unvested awards during applicable FY prior to vesting date (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by incremental fair value of Options/SARs modified during applicable FY (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by Change in Pension Service Costs (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by Above-Market or Preferential Earnings on Deferred Compensation that is Not Tax-Qualified	$—	$—	$—	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 2,971,115	$ 2,503,086	$ 1,882,148
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,080,890	3,093,831	2,197,221
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the PEO and the average of the Non-PEO NEOs:

	2020		2021			2022
Adjustments	Former PEO (Peter J. Arduini)	Average for Other NEOs	Current PEO (Jan. D. De Witte)	Former PEO (Peter J. Arduini)	Average for Other NEOs	Current PEO (Jan De Witte)	Average for Other NEOs

Total Compensation reported in SCT	$7,740,699	$1,882,148	$251,773	$9,839,221	$2,503,086	$9,319,913	$2,971,115
Deduction for Stock and Options Awards reported in SCT	$(6,000,068)	$(1,128,807)		$(7,250,113)	$(1,477,260)	$(7,500,107)	$(1,859,455)
Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings Value reported in SCT	$—	$—	$—	$—	$—	$—	$—
Increase by FV of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined at Applicable FY End	$8,875,367	$1,654,501	$—	$5,560,371	$1,725,068	$6,647,453	$1,402,280
Increase by FV of Awards Granted during Applicable FY that Vested during Applicable FY, Determined at Vesting Date	$—	$—	$—	$2,862,580	$—	$—	$106,875
Increase or Decrease by Change in FV of Outstanding Unvested Prior FY Awards that Remain Unvested at Applicable FY End as Compared to FV as of Prior FY End	$(505,550)	$41,558	$—	$1,476,527	$279,824	$—	$(288,653)
Increase or Decrease by Change in FV of Prior FY Awards that Vested During the Applicable FY as of vesting date as compared to FV as of Prior FY End	$(1,719,360)	$(252,180)	$—	$445,188	$63,113	$—	$(251,272)
Deduction of FV of Prior FY Awards as of Prior FY End that were forfeited during Applicable FY (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by amount of dividends paid on unvested awards during applicable FY prior to vesting date (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by incremental fair value of Options/SARs modified during applicable FY (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by Change in Pension Service Costs (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by Above-Market or Preferential Earnings on Deferred Compensation that is Not Tax-Qualified	$—	$—	$—	$—	$—	$—	$—

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	PEO and Average Non-PEO NEO Compensation Actually Paid vs Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	PEO and Average Non-PEO NEO Compensation Actually Paid vs GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	PEO and Average Non-PEO NEO Compensation Actually Paid vs Company Selected Measure
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Important Financial Performance Measures

Revenue
Adjusted EBITDA
Operating Cash Flow
Annual Organic Revenue Growth

Total Shareholder Return Amount	$ 96.21	114.95	111.39
Peer Group Total Shareholder Return Amount	134.10	145.30	114.41
Net Income (Loss)	$ 180,600,000	$ 169,100,000	$ 133,900,000
Company Selected Measure Amount	1,593,300,000	1,542,400,000	1,371,900,000
PEO Name	Mr. De Witte	Mr. De Witte	Mr. Arduini
Additional 402(v) Disclosure [Text Block]	Reflects cumulative total shareholder return (“TSR”) of the Company and of the S&P 500 Healthcare Equipment & Services Industry Index for the year ended December 31, 2020, the two-years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.4.This column presents the Company's consolidated net income as reported in our Form 10-K for each covered year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Revenue for annual bonus pool purposes is defined as reported revenue adjusted for foreign exchange impact against budget and excludes certain transactions such as acquisitions or divestitures if these items were not included in the performance target. See "Appendix A - Reconciliation of Annual Cash Bonus Program Performance Metrics".
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Annual Organic Revenue Growth
De Witte [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,319,913	$ 251,773
PEO Actually Paid Compensation Amount	8,467,260	251,773
Arduini [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		9,839,221	$ 7,740,699
PEO Actually Paid Compensation Amount		12,933,775	8,391,087
PEO [Member] | De Witte [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,500,107)
PEO [Member] | De Witte [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | De Witte [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,647,453	0
PEO [Member] | De Witte [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | De Witte [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | De Witte [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | De Witte [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | De Witte [Member] | Equity Awards, Value Of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | De Witte [Member] | Options/SARs Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | De Witte [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | De Witte [Member] | Deferred Compensation Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Arduini [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,250,113)	(6,000,068)
PEO [Member] | Arduini [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Arduini [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,560,371	8,875,367
PEO [Member] | Arduini [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,862,580	0
PEO [Member] | Arduini [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,476,527	(505,550)
PEO [Member] | Arduini [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		445,188	(1,719,360)
PEO [Member] | Arduini [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Arduini [Member] | Equity Awards, Value Of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Arduini [Member] | Options/SARs Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Arduini [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Arduini [Member] | Deferred Compensation Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,859,455)	(1,477,260)	(1,128,807)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,402,280	1,725,068	1,654,501
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	106,875	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(288,653)	279,824	41,558
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(251,272)	63,113	(252,180)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Options/SARs Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deferred Compensation Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0